NOTE PAYABLE (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Present value of notes payable	$ 4,665
Discount Interest Rate	6.71%
Promissory Note Payable Issued	$ 5,000
Bear Interest Rate	7.00%
Increasing Principal Amount	$ 1,000